Annual Total Returns - FidelityAdvisorFreedomFunds-AMCIZComboPRO - FidelityAdvisorFreedomFunds-AMCIZComboPRO - Fidelity Advisor Freedom 2060 Fund	May 30, 2024
Fidelity Advisor Freedom 2060 Fund - Class A
Bar Chart Table:
Annual Return, Inception Date	Aug. 05, 2014
Annual Return 2015	(1.01%)
Annual Return 2016	8.12%
Annual Return 2017	21.35%
Annual Return 2018	(8.49%)
Annual Return 2019	26.33%
Annual Return 2020	17.04%
Annual Return 2021	15.73%
Annual Return 2022	(18.57%)
Annual Return 2023	18.93%
Fidelity Advisor Freedom 2060 Fund - Class M
Bar Chart Table:
Annual Return, Inception Date	Aug. 05, 2014
Fidelity Advisor Freedom 2060 Fund - Class C
Bar Chart Table:
Annual Return, Inception Date	Aug. 05, 2014
Fidelity Advisor Freedom 2060 Fund - Class I
Bar Chart Table:
Annual Return, Inception Date	Aug. 05, 2014
Fidelity Advisor Freedom 2060 Fund - Class Z
Bar Chart Table:
Annual Return, Inception Date	Oct. 02, 2018